Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Borrowings
Note 12 - Borrowings
Credit Facility
The Company has a $50.0 million revolving credit facility (the “Facility”), with National Bank of Canada ("NBC"), Canadian Imperial Bank of Commerce ("CIBC") and Royal Bank of Canada ("RBC"). Depending on the Company's leverage ratio, amounts drawn on the facility are subject to interest at SOFR plus 2.50% - 3.75% per annum, and the undrawn portion is subject to a standby fee of 0.56% - 0.84% per annum.
The Facility includes a number of financial covenants including maintenance of an interest coverage ratio above 3.00:1.00, maintenance of a net leverage ratio below 3.50:1.00 and maintenance of a net worth relative to that at the date of the Facility plus cumulative net income thereafter. The financial covenants are measured on a quarterly basis. As at December 31, 2025 and December 31, 2024, the Company certified that it was in compliance with the terms of the covenants.
On June 5, 2024, the Company extended its facility maturity to June 5, 2027. The arrangement fees and legal costs associated with this extension are capitalized and amortized over the term of the facility.
On November 13, 2024, the Company amended its Credit Facility to exercise a $10.0 million accordion feature, increasing the total available facility from $40.0 million to $50.0 million. This amendment introduced RBC as a new lender to the facility, alongside NBC and CIBC.
During the year ended December 31, 2025, the Company made a total of $28.0 million repayments, which included a $25.0 million repayment of the Franco Nevada credit facility that was assumed on the acquisition of EMX. Due to the early settlement of the facility, the Company recognized a $0.3 million loss on disposal.
As at December 31, 2025, the drawn down balance (loan principal) was $Nil (December 31, 2024: $3.0 million). As at December 31, 2025, the unutilized amount of the credit facility was $50.0 million (December 31, 2024: $47.0 million).
Subsequent to year end the Company signed an amendment to upsize the existing credit facility to $150.0 million with a $50.0 million accordion feature (Note 23).
Note 12 - Borrowings (continued)
The following table summarizes the Company's borrowings as at December 31, 2025 and changes during the year then ended:

	As at December 31,
	2025	2024

Opening balance	2,687	30,000
Assumed debt on acquisition of EMX	25,000	-
Repayments	(28,000)	(27,000)
Less: facility extension transaction costs	-	(362)
Amortization of transaction costs	129	49
Transaction costs reclassified to other debtors	184	-
Closing balance	$-	$2,687
During the year ended December 31, 2025, the Company recognized an interest expense of $0.5 million (2024 - $2.0 million) on the loans which was included in interest and finance expense.